S-K 1603, SPAC Sponsor; Conflicts of Interest	Apr. 10, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

ENTITY	AMOUNT OF COMPENSATION TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION PAID OR TO BE PAID
Irenic Sponsor, LLC

6,325,000 Class B ordinary shares (of which 825,000 are subject to forfeiture if the underwriters do not exercise their over-allotment option), representing 20% of our issued and outstanding ordinary shares immediately following the completion of this offering (excluding the private placement shares and the ordinary shares underlying the private placement warrants). After taking into account the private placement units to be issued to the sponsor, our sponsor will own an aggregate of 5,920,000 ordinary shares, or 21.0% of our issued and outstanding ordinary shares immediately following the completion of this offering assuming the over-allotment option is not exercised, or an aggregate of 6,778,000 ordinary shares, or 21.0% of our issued and outstanding ordinary shares immediately following the completion of this offering, assuming the over-allotment option is exercised in full. If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the private placement shares and the ordinary shares underlying the private placement warrants). The Class B ordinary shares will automatically convert into Class A ordinary shares immediately prior to, or concurrently with or immediately following the consummation of our business combination or earlier at the option of the holder on a one-for-one basis subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (excluding the private placement shares, forward purchase shares and the ordinary shares underlying the private placement warrants and forward purchase warrants and after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the company in connection with or in relation to the consummation of the initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any private placement units issued to our sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis. As a result of such anti-dilution adjustments, the founder shares held by our sponsor may convert into Class A ordinary shares on a greater than one-for-one basis, which may result in material dilution from your purchase of our Class A ordinary shares.

$25,000 (approximately $0.004 per share)

ENTITY	AMOUNT OF COMPENSATION TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION PAID OR TO BE PAID
Irenic Sponsor, LLC	420,000 private placement units (or up to 453,000 private placement units if the underwriters’ over-allotment option is exercised in full)	$4,200,000 ($10.00 per unit) (or up to $4,530,000 if the underwriters’ over-allotment option is exercised in full)

Irenic Sponsor, LLC	$20,000 per month	Office space and administrative services provided to members of our management team

Irenic Sponsor, LLC, an affiliate thereof, or our officers and directors	Repayment in cash or up to $1,500,000 in private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender	Loans to finance transaction costs in connection with an intended initial business combination

Irenic Sponsor, LLC	Repayment in cash

Up to $400,000 under an unsecured, non-interest bearing promissory note for offering-related and organizational expenses. This loan is due at the earlier of December 31, 2026 or the closing of this offering and is anticipated to be repaid upon completion of this offering out of the $1,000,000 of offering proceeds that has been allocated for the payment of offering expenses other than underwriting commissions

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Irenic Sponsor, LLC, our officers or directors, or affiliates thereof	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination

SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

APPROXIMATE
	NUMBER OF	PERCENTAGE		NUMBER OF
	CLASS A	OF OUTSTANDING		CLASS B	APPROXIMATE PERCENTAGE
	ORDINARY	CLASS A		ORDINARY	OF OUTSTANDING CLASS B
	SHARES	ORDINARY SHARES		SHARES	ORDINARY SHARES
	BENEFICIALLY	BEFORE	AFTER	BENEFICIALLY	BEFORE	AFTER
NAME AND ADDRESS OF BENEFICIAL OWNER(1)	OWNED	OFFERING	OFFERING	OWNED(2)	OFFERING	OFFERING
Irenic Sponsor, LLC (our sponsor)(3)	—	—		5,500,000	100%	100%
Adam Katz	—	—	—	—	—	—
Matthew Kupersmith	—	—	—	—	—	—
E-Fei Wang	—	—	—	—	—	—
Paul Adams	—	—	—	—	—	—
Kirk Hachigian	—	—	—	—	—	—
Larry Lawson	—	—	—	—	—	—
All officers, directors and director nominees as a group (six individuals)	—	—	—	—	—	—

*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of the following is 767 Fifth Avenue, 15th Floor, New York, New York 10153.
(2)

Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares immediately prior to, concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”

(3)

Irenic Sponsor, LLC is the record holder of the shares reported herein. Adam Katz, our Chief Executive Officer and a director, Matthew Kupersmith, our Chief Financial Officer, and E-Fei Wang, our President and a director, are the managers of Irenic Sponsor, LLC and control the sponsor, including the exercise of voting and investment discretion over the securities of our company held by the sponsor. Each manager has one vote, and the approval of a majority is required to approve an action. Under the so-called “rule of three,” if voting and dispositive decisions regarding an entity’s securities are made by three or more individuals, and voting or dispositive decisions require the approval of a majority of those individuals, then none of the individuals is deemed a beneficial owner of the entity’s securities. Based on the foregoing, no individual managing member of Irenic Sponsor, LLC exercises voting or dispositive control over any of the securities held by the entity, even those in which he holds a pecuniary interest. Accordingly, none of them will be deemed to have or share beneficial ownership of such shares. See the section titled “Proposed Business — Our Sponsor”. Irenic Sponsor, LLC has committed to purchase an aggregate of 420,000 units (or up to 453,000 private placement units if the underwriters’ over-allotment option is exercised in full), at a price of $10.00 per unit for an aggregate purchase price of $4,200,000 (or up to $4,530,000 if the underwriters’ over-allotment option is exercised in full), in a private placement that will close simultaneously with the closing of this offering. Excludes forward purchase securities issuable pursuant to the forward purchase agreement, as such securities will only be issued concurrently with the closing of our initial business combination.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares in connection with the completion of our initial business combination either (i) in connection with a general meeting called to approve the initial business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed initial business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirements. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding Class A ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules.The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above will be contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on Nasdaq. Such provisions may be amended if approved by a special resolution passed by the affirmative vote of at least two-thirds of our ordinary shares which are represented in person or by proxy and are voted at a general meeting of the company.If we provide our public shareholders with the opportunity to redeem their public shares in connection with a general meeting, we will:conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, andfile proxy materials with the SEC.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

SUBJECT SECURITIES	EXPIRATION DATE	PERSONS SUBJECT TO RESTRICTIONS	EXCEPTIONS TO TRANSFER RESTRICTIONS

Founder Shares

The founder shares are not transferable or salable until the earlier of (A) 180 days after the completion of our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Irenic Sponsor, LLC Adam Katz Matthew Kupersmith E-Fei Wang Paul Adams Kirk Hachigian Larry Lawson

Transfers are permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any members or partners of our sponsor or their affiliates, any affiliates of our sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased; (f) by virtue of the laws of the Cayman Islands or our Sponsor’s limited liability company agreement upon dissolution of our sponsor, (g) in the event of our liquidation prior to our consummation of our initial business combination; or (h) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

SUBJECT SECURITIES	EXPIRATION DATE	PERSONS SUBJECT TO RESTRICTIONS	EXCEPTIONS TO TRANSFER RESTRICTIONS

Private Placement Units (including the securities comprising such units)	The private placement units (including the securities comprising such units) are not transferable or saleable until 30 days after the completion of our initial business combination.	Same as above.	Same as above.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

INDIVIDUAL	ENTITY	ENTITY’S BUSINESS	AFFILIATION
Adam Katz	Irenic Capital Management LP	Investment Firm	Co-Founder and Chief Investment Officer
	Arconic Corporation	Industrial Manufacturing	Director
	KX Topco Limited	Software	Director
	Arsenal AIC Holdings L.P.	Industrial Manufacturing	Director
	Goat Parent GP, LLC	Aerospace and Industrial Manufacturing	Director
	LSF12 Helix TopCo, L.P	Industrial Manufacturing	Director
Matthew Kupersmith	Irenic Capital Management LP	Investment Firm	Advisor
	Performance Events Partners	Investment Firm	Managing Member
E-Fei Wang	Irenic Capital Management LP	Investment Firm	Managing Director and Head of Private Equity
	Arconic Corporation	Industrial Manufacturing	Director
Paul Adams	Aclara Resources Inc.	Mining Company	Director
	OC Oerlikon Corporation AG, Pfäffikon	Surface Technologies	Director
Kirk S. Hachigian	Allegion plc	Security Products	Chairman
	PACCAR Inc.	Truck Manufacturer	Director
	NextEra Energy, Inc.	Energy	Director
	L3Harris Technologies, Inc.	Defense Technology	Director
Larry A. Lawson	KX Software Limited	Software	Director